Income Taxes (Details) - Schedule of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Schedule of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate [Abstract]
Federal income tax at the Statutory Rate	25.00%	21.00%	21.00%
Permanent Items		(0.21%)	(0.95%)
Foreign		7.80%
State Taxes		24.10%	(0.03%)
Return to Provision		0.09%
Other		6.79%	(1.86%)
Change in valuation allowance		(60.27%)	(18.15%)
Total tax benefit